Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012
Cash Flows From Operating Activities
Net income	$ 185,442	[1]	$ 20,930	$ 41,247
Adjustments to reconcile net income to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Change in fair value of investments in excess mortgage servicing rights	(43,899)	[1]	(6,513)	(9,023)
Change in fair value of investments in excess mortgage servicing rights, equity method investees	(41,741)	[1]
Distributions of earnings from excess mortgage servicing rights, equity method investees	23,659
Earnings from consumer loan equity method investees	(60,293)	[1]
Distributions of earnings from consumer loan equity method investees	60,293
Accretion of discount and other amortization	(8,008)		(2,030)	(5,339)
(Gain)/Loss on settlement of investments (net)	(11,271)
Other-than-temporary impairment ("OTTI")	3,756	[1]
Change in:
Other assets	(7,145)		(58)	(84)
Due to affiliates	1,973		1,647	4,978
Accrued expenses and other liabilities	1,752		1,406
Reduction of liability deemed as capital contribution by Newcastle	11,515
Accrued expenses				(407)
Accrued interest payable				55
Other operating cash flows:
Cash proceeds from investments, in excess of interest income	41,435		19,021	43,113
Net cash proceeds deemed as capital distributions to Newcastle	(52,888)		(34,403)	(74,540)
Net cash provided by (used in) operating activities	104,580
Cash Flows From Investing Activities
Purchase of Agency ARM RMBS	(292,980)
Purchase of Non-Agency RMBS	(202,484)
Acquisition of investments in excess mortgage servicing rights	(46,421)
Acquisition of investments in excess mortgage servicing rights. equity method investees	(226,837)
Principal repayments from Agency ARM RMBS	219,187
Principal repayments from Non-Agency RMBS	50,878
Proceeds from sale of investments	123,130
Return of investments in excess mortgage servicing rights	15,132
Return of investments in excess mortgage servicing rights, equity method investees	4,018
Return of investments in consumer loan equity method investees	52,923
Principal repayments from residential mortgage loans	2,400
Net cash provided by (used in) investing activities	(301,054)
Cash Flows From Financing Activities
Repayments of repurchase agreements	(1,283,567)
Margin deposits under repurchase agreements	(210,507)
Payment of deferred financing fees	(166)
Common stock dividends paid	(17,712)
Borrowings under repurchase agreements	1,425,413
Return of margin deposits under repurchase agreements	210,158
Capital contributions	245,058
Net cash provided by (used in) financing activities	368,677
Net Increase (Decrease) in Cash and Cash Equivalents	172,203
Cash and Cash Equivalents, End of Period	172,203	[2]
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	6,853		280	649
Prior to Date of Cash Contribution by Newcastle
Cash proceeds from investments, in excess of interest income	41,435		19,021	43,113
Acquisition of real estate securities	242,750		34,619	121,262
Acquisition of investments in excess mortgage servicing rights			218,642	221,832
Deposit paid on investment in excess mortgage servicing rights			25,200	25,200
Purchase price payable on investments in excess mortgage servicing rights			3,250	59
Acquisition of investments in excess mortgage servicing rights, equity method investees at fair value	125,099
Acquisition of investments in consumer loan equity method investees	245,421
Acquisition of residential mortgage loans, held-for-investment	35,138
Borrowings under repurchase agreements	1,179,068		60,772	153,510
Repayments of repurchase agreements	3,902		1,126	2,588
Capital contributions by Newcastle	648,408		278,461	368,294
Contributions in-kind by Newcastle	1,093,684		164,142	164,142
Capital distributions to Newcastle	1,228,054		94,049	250,661
Return of deposit paid on investment in excess mortgage service rights				25,200
Subsequent to Date of Cash Contribution by Newcastle
Dividends declared but not paid	$ 44,308

[1]	(A) Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.
[2]	(A) Represents our historical consolidated balance sheet at September 30, 2013.